COLLATERAL, CONTRACTUAL COMMITMENTS TO SUPPLIERS, ADVANCES FROM CUSTOMERS AND OTHERS (Details Narrative) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
Collateral Contractual Commitments To Suppliers Advances From Customers And Others
Cash guarantees	R$ 775.8	R$ 540.1